FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Assets
Balance, beginning of year	$ 15,798
Fair value changes in net income	(421)	$ 130
Balance, end of year	19,555	15,798
Financial Liabilities
Balance, beginning of year	80,371
Balance, end of year	100,015	80,371
At fair value | Level 3
Financial Assets
Balance, beginning of year	1,739	1,691
Fair value changes in net income	(313)	(102)
Fair value changes in other comprehensive income	5	(12)
Additions, net of disposals	(562)	162
Balance, end of year	869	1,739
Financial Liabilities
Balance, beginning of year	1,449	1,261
Fair value changes in net income	(2)	48
Fair value changes in other comprehensive income	67	35
Additions, net of disposals	749	105
Balance, end of year	$ 2,263	$ 1,449